License Agreements - Additional Information (Details)	12 Months Ended
	Dec. 31, 2006 USD ($) Agreement shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
License Agreements [Abstract]
Number of license agreement | Agreement	4
Upfront license fee paid	$ 60,000
Annual fees paid	$ 60,000
Ordinary shares, shares issued | shares	666,667	635,092,150	436,720,810